CONSOLIDATED STATEMENTS OF LOSS AND COMPREHENSIVE LOSS - CAD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019
REVENUES
Gross revenue	$ 103,387	$ 97,547
Excise taxes	(16,592)	(17,134)
Net revenue	86,795	80,413
Cost of sales	105,004	42,521
Gross margin before fair value adjustments	(18,209)	37,892
Fair value changes to biological assets and changes in inventory sold	(38,281)	10,577
Gross margin	(56,490)	48,469
OPERATING EXPENSES
General and administrative	27,996	18,593
Sales and marketing	16,528	14,625
Share- based compensation	4,725	9,151
Impairment of property, plant and equipment	39,771	613
Total operating expenses	89,020	42,982
(LOSS) INCOME FROM OPERATIONS	(145,510)	5,487
Financing costs	6,008	9,668
Investment income	(308)	(662)
Government subsidies	(7,883)
Share of loss from investments in associates	1,187	1,261
Impairment of investments in associates	3,000	950
Unrealized (gain) on changes in fair value of contingent consideration	(886)	145
Loss from continuing operations before tax	(146,628)	(5,875)
Income tax (recovery) expense Deferred, net	(10,471)	3,629
Net loss from continuing operations	(136,157)	(9,504)
Loss from discontinued operations		(38)
NET LOSS	(136,157)	(9,542)
Other comprehensive gain (loss) Foreign currency translation gain (loss), net of tax	94	(43)
COMPREHENSIVE LOSS	$ (136,063)	$ (9,585)
Net loss from continuing operations per common share, basic (in dollars per share)	$ (0.789)	$ (0.067)
Net loss from continuing operations per common share, diluted (in dollars per share)	(0.789)	(0.067)
Net loss from discontinued operations per common share, basic (in dollars per share)	0	0
Net loss from discontinued operations per common share, diluted (in dollars per share)	0	0
Net loss per common share, basic (in dollars per share)	(0.789)	(0.068)
Net loss per common share, diluted (in dollars per share)	$ (0.789)	$ (0.068)